VESSELS UNDER CAPITAL LEASE, NET 2 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) vessel
Leases, Capital [Abstract]
vessels subleased | vessel	2
Outstanding Obligations Under Capital Leases: [Abstract]
2017	$ 85,808
2018	86,040
2019	79,495
2020	69,598
2021	61,270
Thereafter	166,565
Minimum lease payments	548,776
Less: imputed interest	(126,176)
Present value of obligations under capital leases	$ 422,600